Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefit Plans
Contribution by group	$ 14,444,210	$ 15,096,793	$ 21,542,245